Bank Borrowing (Tables)	12 Months Ended
Mar. 31, 2025
Bank Borrowing [Abstract]
Schedule of Bank Borrowing

Bank borrowing consisted of the following:

	Term of repayments	Annual interest rate	March 31, 2025	March 31, 2024

Term loan	5 years	4.25%	$83,552	$126,287
Representing :-
Within 12 months			$46,983	$44,488
Over 1 year			36,569	81,799

			$83,552	$126,287